Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Schedule of related party transactions

	Parent Company (a)		Key management personnel (b)		Other related parties (c)		Total
	12/31/2025	12/31/2024	12/31/2025	12/31/2024	12/31/2025	12/31/2024	12/31/2025	12/31/2024
Assets	2,936	4,101	17,121	(5,984)	811,314	754,975	831,371	753,092
Loans and advances to customers	2,936	4,101	17,121	(5,984)	811,314	641,113	831,371	639,230
Amounts due from financial institutions	—	—	—	—	—	113,862	—	113,862

Liabilities	(62,590)	(44,710)	(24,591)	(16,179)	(278,659)	(121,747)	(365,840)	(182,636)
Deposits from customers - Demand deposits	(1,533)	(260)	(2,178)	(54)	(4,780)	(318)	(8,491)	(632)
Deposits from customers - Term deposits	(4,456)	(44,450)	(8,309)	(16,125)	(73,812)	(121,429)	(86,577)	(182,004)
Securities issued	(56,601)	—	(14,104)	—	(95,667)	—	(166,372)	—
Other liabilities	—	—	—	—	(104,400)	—	(104,400)	—

	Parent Company (a)			Associates (b)			Key management personnel (c)			Other related parties (d)			Total
	12/31/2025	12/31/2024	12/31/2023	12/31/2025	12/31/2024	12/31/2023	12/31/2025	12/31/2024	12/31/2023	12/31/2025	12/31/2024	12/31/2023	12/31/2025	12/31/2024	12/31/2023
Profit/ (loss)	(7,084)	(2,313)	(1,844)	—	—	3,436	(1,464)	(25,161)	(932)	11,904	(17,194)	(2,247)	3,356	(44,668)	(1,587)
Interest income	254	—	—	—	—	3,436	1,845	543	1,373	26,624	23,414	10,893	28,723	23,957	15,702
Net revenues from services and commissions	—	—	—	—	—	—	204	—	—	18,129	—	—	18,333	—	—
Interest expenses	(7,336)	(2,268)	(1,843)	—	—	—	(3,134)	(1,858)	(2,282)	(15,714)	(8,404)	(11,237)	(26,184)	(12,530)	(15,362)
Other administrative expenses	(2)	(45)	(1)	—	—	—	(379)	(23,846)	(23)	(17,135)	(32,204)	(1,903)	(17,516)	(56,095)	(1,927)

(a)    Inter&Co is directly controlled by Costellis International Limited, SBLA Holdings and Hottaire;
(b)     Entities with significant influence by Inter&Co;
(c)     Directors and members of the Board of Directors and Supervisory Board of Inter&Co; and
(d)     Any immediate family members of key management personnel or companies controlled by them, including: companies which are controlled by immediate family members of the controlling shareholder of Inter&Co; companies over which the controlling shareholder or his/hers immediate family members have significant influence; other investors that have significant influence over Inter&Co and their close family members.